Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Actuarial assumption of discount rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Decrease in discount rate	0.25%
Actuarial assumption of life expectancy rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in life expectancy	1 year
Actuarial assumption for future healthcare inflation [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in rate of future healthcare inflation	1.00%
Actuarial assumption of expected rates of inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in inflation	0.25%